Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet - Class A ordinary shares [Member] - USD ($)
	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
Schedule of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet
Class A ordinary shares subject to possible redemption			$ 583,360,070	$ 583,360,070
Redemption of Public Shares			(328,092,030)
Deposit in connection with Extension Amendment Proposal	$ 2,400,000	$ 1,600,000	2,400,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,893,416	2,046,852	4,241,206
Class A ordinary shares subject to possible redemption	$ 270,849,514	$ 265,556,098	$ 261,909,246	$ 270,849,514